Document and Entity Information	12 Months Ended
Jul. 01, 2012
Risk/Return:
Document Type	Other
Document Period End Date	Feb 29, 2012
Registrant Name	JPMorgan Trust I
Central Index Key	0001217286
Amendment Flag	false
Document Creation Date	Sep 4, 2012
Document Effective Date	Sep 4, 2012
Prospectus Date	Jul 1, 2012

J.P. MORGAN MUNICIPAL BOND FUNDS

JPMorgan New York Tax Free Bond Fund

(Class A, Class B, Class C and Select Class Shares)

(a series of JPMorgan Trust I)

Supplement dated September 4, 2012

to the Prospectus dated July 1, 2012, as supplemented

Changes to Expense Limitation Agreement. Effective September 1, 2012, the JPMorgan New York Tax Free Bond Fund’s (the “Fund”) adviser, administrator, and distributor (the “Service Providers”) have contractually agreed to waive fees and or reimburse additional expenses on Select Class Shares of the Fund. In connection with this commitment, the “Annual Fund Operating Expenses” and “Example” tables for the Fund in the Fund’s prospectus are hereby replaced with the corresponding tables below.

The tables below replace the corresponding tables on pages 41-42 of the Class A, Class B, Class C and Select Class Shares prospectus.

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class B	Class C	Select Class
Management Fees	0.30%	0.30%	0.30%	0.30%
Distribution (Rule 12b-1) Fees	0.25	0.75	0.75	NONE
Other Expenses	0.39	0.39	0.39	0.39
Shareholder Service Fees	0.25	0.25	0.25	0.25
Remainder of Other Expenses	0.14	0.14	0.14	0.14

Total Annual Fund Operating Expenses	0.94	1.44	1.44	0.69
Fee Waivers and Expense Reimbursements[1]	(0.19)	NONE	NONE	(0.04)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[1]	0.75	1.44	1.44	0.65

[1]

The Fund’s adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Class A, Class B, Class C and Select Class Shares (excluding acquired fund fees and expenses, dividend expenses relating to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 0.75%, 1.50%, 1.50% and 0.65%, respectively, of their average daily net assets. For Class A, Class B, Class C and Select Class Shares, this contract cannot be terminated prior to 7/1/14 at which time the Service Providers will determine whether or not to renew or revise it.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the table through 6/30/14 for Class A, Class B, Class C and Select Class Shares and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	449	629	842	1,455
CLASS B SHARES ($)	647	756	987	1,588
CLASS C SHARES ($)	247	456	787	1,724
SELECT CLASS SHARES ($)	66	213	377	852

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	449	629	842	1,455
CLASS B SHARES ($)	147	456	787	1,588
CLASS C SHARES ($)	147	456	787	1,724
SELECT CLASS SHARES ($)	66	213	377	852

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH

THE PROSPECTUSES FOR FUTURE REFERENCE

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JPMorgan Trust I
Prospectus Date	rr_ProspectusDate	Jul 1, 2012
Supplement [Text Block]	jpmt20_SupplementTextBlock

J.P. MORGAN MUNICIPAL BOND FUNDS

JPMorgan New York Tax Free Bond Fund

(Class A, Class B, Class C and Select Class Shares)

(a series of JPMorgan Trust I)

Supplement dated September 4, 2012

to the Prospectus dated July 1, 2012, as supplemented

Changes to Expense Limitation Agreement. Effective September 1, 2012, the JPMorgan New York Tax Free Bond Fund’s (the “Fund”) adviser, administrator, and distributor (the “Service Providers”) have contractually agreed to waive fees and or reimburse additional expenses on Select Class Shares of the Fund. In connection with this commitment, the “Annual Fund Operating Expenses” and “Example” tables for the Fund in the Fund’s prospectus are hereby replaced with the corresponding tables below.

The tables below replace the corresponding tables on pages 41-42 of the Class A, Class B, Class C and Select Class Shares prospectus.

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class B	Class C	Select Class
Management Fees	0.30%	0.30%	0.30%	0.30%
Distribution (Rule 12b-1) Fees	0.25	0.75	0.75	NONE
Other Expenses	0.39	0.39	0.39	0.39
Shareholder Service Fees	0.25	0.25	0.25	0.25
Remainder of Other Expenses	0.14	0.14	0.14	0.14

Total Annual Fund Operating Expenses	0.94	1.44	1.44	0.69
Fee Waivers and Expense Reimbursements[1]	(0.19)	NONE	NONE	(0.04)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[1]	0.75	1.44	1.44	0.65

[1]

The Fund’s adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Class A, Class B, Class C and Select Class Shares (excluding acquired fund fees and expenses, dividend expenses relating to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 0.75%, 1.50%, 1.50% and 0.65%, respectively, of their average daily net assets. For Class A, Class B, Class C and Select Class Shares, this contract cannot be terminated prior to 7/1/14 at which time the Service Providers will determine whether or not to renew or revise it.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the table through 6/30/14 for Class A, Class B, Class C and Select Class Shares and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	449	629	842	1,455
CLASS B SHARES ($)	647	756	987	1,588
CLASS C SHARES ($)	247	456	787	1,724
SELECT CLASS SHARES ($)	66	213	377	852

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	449	629	842	1,455
CLASS B SHARES ($)	147	456	787	1,588
CLASS C SHARES ($)	147	456	787	1,724
SELECT CLASS SHARES ($)	66	213	377	852

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH

THE PROSPECTUSES FOR FUTURE REFERENCE

JPMorgan New York Tax Free Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jpmt20_SupplementTextBlock

J.P. MORGAN MUNICIPAL BOND FUNDS

JPMorgan New York Tax Free Bond Fund

(Class A, Class B, Class C and Select Class Shares)

(a series of JPMorgan Trust I)

Supplement dated September 4, 2012

to the Prospectus dated July 1, 2012, as supplemented

Changes to Expense Limitation Agreement. Effective September 1, 2012, the JPMorgan New York Tax Free Bond Fund’s (the “Fund”) adviser, administrator, and distributor (the “Service Providers”) have contractually agreed to waive fees and or reimburse additional expenses on Select Class Shares of the Fund. In connection with this commitment, the “Annual Fund Operating Expenses” and “Example” tables for the Fund in the Fund’s prospectus are hereby replaced with the corresponding tables below.

The tables below replace the corresponding tables on pages 41-42 of the Class A, Class B, Class C and Select Class Shares prospectus.

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class B	Class C	Select Class
Management Fees	0.30%	0.30%	0.30%	0.30%
Distribution (Rule 12b-1) Fees	0.25	0.75	0.75	NONE
Other Expenses	0.39	0.39	0.39	0.39
Shareholder Service Fees	0.25	0.25	0.25	0.25
Remainder of Other Expenses	0.14	0.14	0.14	0.14

Total Annual Fund Operating Expenses	0.94	1.44	1.44	0.69
Fee Waivers and Expense Reimbursements[1]	(0.19)	NONE	NONE	(0.04)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[1]	0.75	1.44	1.44	0.65

[1]

The Fund’s adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Class A, Class B, Class C and Select Class Shares (excluding acquired fund fees and expenses, dividend expenses relating to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 0.75%, 1.50%, 1.50% and 0.65%, respectively, of their average daily net assets. For Class A, Class B, Class C and Select Class Shares, this contract cannot be terminated prior to 7/1/14 at which time the Service Providers will determine whether or not to renew or revise it.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the table through 6/30/14 for Class A, Class B, Class C and Select Class Shares and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	449	629	842	1,455
CLASS B SHARES ($)	647	756	987	1,588
CLASS C SHARES ($)	247	456	787	1,724
SELECT CLASS SHARES ($)	66	213	377	852

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	449	629	842	1,455
CLASS B SHARES ($)	147	456	787	1,588
CLASS C SHARES ($)	147	456	787	1,724
SELECT CLASS SHARES ($)	66	213	377	852

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH

THE PROSPECTUSES FOR FUTURE REFERENCE

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	6/30/14
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the table through 6/30/14 for Class A, Class B, Class C and Select Class Shares and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:
JPMorgan New York Tax Free Bond Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.30%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.39%
Shareholder Service Fees	rr_Component1OtherExpensesOverAssets	0.25%
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.14%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.94%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.19%)	[1]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	0.75%	[1]
1 Year	rr_ExpenseExampleYear01	449
3 Years	rr_ExpenseExampleYear03	629
5 Years	rr_ExpenseExampleYear05	842
10 Years	rr_ExpenseExampleYear10	1,455
1 Year	rr_ExpenseExampleNoRedemptionYear01	449
3 Years	rr_ExpenseExampleNoRedemptionYear03	629
5 Years	rr_ExpenseExampleNoRedemptionYear05	842
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,455
JPMorgan New York Tax Free Bond Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.30%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	0.39%
Shareholder Service Fees	rr_Component1OtherExpensesOverAssets	0.25%
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.14%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.44%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[1]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	1.44%	[1]
1 Year	rr_ExpenseExampleYear01	647
3 Years	rr_ExpenseExampleYear03	756
5 Years	rr_ExpenseExampleYear05	987
10 Years	rr_ExpenseExampleYear10	1,588
1 Year	rr_ExpenseExampleNoRedemptionYear01	147
3 Years	rr_ExpenseExampleNoRedemptionYear03	456
5 Years	rr_ExpenseExampleNoRedemptionYear05	787
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,588
JPMorgan New York Tax Free Bond Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.30%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	0.39%
Shareholder Service Fees	rr_Component1OtherExpensesOverAssets	0.25%
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.14%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.44%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[1]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	1.44%	[1]
1 Year	rr_ExpenseExampleYear01	247
3 Years	rr_ExpenseExampleYear03	456
5 Years	rr_ExpenseExampleYear05	787
10 Years	rr_ExpenseExampleYear10	1,724
1 Year	rr_ExpenseExampleNoRedemptionYear01	147
3 Years	rr_ExpenseExampleNoRedemptionYear03	456
5 Years	rr_ExpenseExampleNoRedemptionYear05	787
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,724
JPMorgan New York Tax Free Bond Fund | Select Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.30%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.39%
Shareholder Service Fees	rr_Component1OtherExpensesOverAssets	0.25%
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.14%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.69%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[1]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	0.65%	[1]
1 Year	rr_ExpenseExampleYear01	66
3 Years	rr_ExpenseExampleYear03	213
5 Years	rr_ExpenseExampleYear05	377
10 Years	rr_ExpenseExampleYear10	852
1 Year	rr_ExpenseExampleNoRedemptionYear01	66
3 Years	rr_ExpenseExampleNoRedemptionYear03	213
5 Years	rr_ExpenseExampleNoRedemptionYear05	377
10 Years	rr_ExpenseExampleNoRedemptionYear10	852

[1]	The Fund's adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Class A, Class B, Class C and Select Class Shares (excluding acquired fund fees and expenses, dividend expenses relating to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees' deferred compensation plan) exceed 0.75%, 1.50%, 1.50% and 0.65%, respectively, of their average daily net assets. For Class A, Class B, Class C and Select Class Shares, this contract cannot be terminated prior to 7/1/14 at which time the Service Providers will determine whether or not to renew or revise it.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JPMorgan Trust I
Prospectus Date	rr_ProspectusDate	Jul 1, 2012
Document Creation Date	dei_DocumentCreationDate	Sep 4, 2012